Balance Sheet Components - Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred tax assets, net	$ 62,308	$ 61,152
Prepaid expenses, non-current	80,888	54,372
Debt issuance costs, net	6,611	19,709
Deposits	40,893	33,132
Restricted cash, non-current	9,706	10,172
Derivative instruments	15,907	8,735
Other assets, non-current	9,985	11,358
Other assets	$ 226,298	$ 198,630